Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases	The following table sets forth the Company’s office lease commitment as of December 31, 2018:
Office Rental

Year ending December 31,
2019	92,366
2020	30,789
Total	$123,155